Horizon Active Risk Assist Fund
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 86.7%	Shares	Value
Invesco S&P 500 Equal Weight ETF (a)	587,863	$ 128,971,264
iShares Bitcoin Trust ETF (b)	415,316	18,552,166
iShares Core MSCI International Developed Markets ETF	1,818,261	168,425,516
iShares MSCI All Country Asia ex Japan ETF (a)	417,285	48,722,197
iShares MSCI USA Minimum Volatility ETF	781,941	79,382,650
iShares MSCI USA Quality Factor ETF	289,359	64,417,101
State Street SPDR Portfolio Developed World ex-US ETF	4,524,998	233,897,147
State Street SPDR Portfolio Emerging Markets ETF	3,222,341	169,462,913
State Street SPDR Portfolio S&P 500 Growth ETF (c)	3,105,105	375,376,143
State Street SPDR Portfolio S&P 500 Value ETF (c)	1,511,953	95,782,222
TOTAL EXCHANGE TRADED FUNDS (Cost $1,053,298,258)		1,382,989,319

COMMON STOCKS - 13.2%	Shares	Value
Aerospace & Defense - 0.1%
AeroVironment, Inc. (b)	8,527	1,264,980

Automobiles - 0.5%
Tesla, Inc. (b)	19,586	7,206,669

Banks - 0.1%
JPMorgan Chase & Co.	3,752	1,335,787

Broadline Retail - 0.8%
Amazon.com, Inc. (b)	47,392	12,311,020

Capital Markets - 0.2%
Goldman Sachs Group, Inc.	1,615	1,656,828
Morgan Stanley	6,936	1,479,588
		3,136,416

Communications Equipment - 0.1%
Cisco Systems, Inc.	17,591	1,943,630

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,014	1,222,679

Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.	1,684	1,589,511
Dollar General Corp.	12,250	1,552,687
Walmart, Inc.	21,778	2,283,859
		5,426,057

Diversified Telecommunication Services - 0.1%
Space Exploration Technologies Corp. - Class A (b)	11,317	1,626,140

Electric Utilities - 0.1%
Constellation Energy Corp.	3,541	972,961

Electrical Equipment - 0.4%
ABB Ltd. - ADR	15,329	1,493,811
Bloom Energy Corp. - Class A (b)	4,398	907,308

GE Vernova, Inc.	1,719	1,544,573
Rockwell Automation, Inc.	3,926	1,666,312
Schneider Electric SE - ADR	22,466	1,536,225
		7,148,229

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	9,441	1,496,870
Cognex Corp.	28,982	1,766,743
Corning, Inc.	10,053	1,495,183
		4,758,796

Entertainment - 0.0% (d)
Netflix, Inc. (b)	9,897	802,152

Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B (b)	1,471	741,428
MasterCard, Inc. - Class A	1,330	783,782
Visa, Inc. - Class A	2,654	1,006,848
		2,532,058

Health Care Providers & Services - 0.1%
McKesson Corp.	1,887	1,670,599

Healthcare Equipment & Supplies - 0.0% (d)
ABIOMED INC (b)(e)	113	0

Industrial Conglomerates - 0.1%
Siemens AG - ADR	9,480	1,567,992

Insurance - 0.1%
American International Group, Inc.	19,770	1,509,637

Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A	38,480	13,058,188
Meta Platforms, Inc. - Class A	2,830	1,619,722
		14,677,910

Machinery - 0.2%
Caterpillar, Inc.	2,727	2,174,701
Cummins, Inc.	2,081	1,174,516
		3,349,217

Metals & Mining - 0.4%
BHP Group Ltd. - ADR (a)	18,139	1,703,615
Newmont Goldcorp Corp.	14,187	1,788,413
Rio Tinto PLC - ADR	14,621	1,498,653
Southern Copper Corp.	7,949	1,660,362
		6,651,043

Oil, Gas & Consumable Fuels - 0.1%
ExxonMobil Holdings Corp.	6,665	1,072,732

Pharmaceuticals - 0.3%
Eli Lilly & Co.	3,411	3,945,606
Johnson & Johnson	4,007	1,065,261
		5,010,867

Professional Services - 0.2%
Jacobs Solutions, Inc.		18,687	2,785,297

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (b)		9,545	4,493,022
Applied Materials, Inc.		4,749	2,176,894
ARM Holdings PLC - ADR (b)		5,036	1,218,259
ASML Holding NV		2,258	3,829,591
Broadcom, Inc.		18,650	6,906,841
Cerebras Systems, Inc. - Class A (a)(b)		6,173	1,137,313
First Solar, Inc. (b)		4,424	893,206
Infineon Technologies AG - ADR		19,026	1,244,491
Intel Corp. (b)		26,669	2,387,142
KLA Corp.		9,764	1,713,094
Lam Research Corp.		7,444	2,244,292
Marvell Technology, Inc.		7,863	1,664,283
Micron Technology, Inc.		7,016	6,726,450
NVIDIA Corp.		113,343	25,023,867
QUALCOMM, Inc.		8,317	1,417,882
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		21,760	9,037,363
Texas Instruments, Inc.		5,930	1,547,196
Tokyo Electron Ltd. - ADR		9,013	1,580,249
			75,241,435

Software - 1.7%
Cadence Design Systems, Inc. (b)		3,940	1,334,793
Crowdstrike Holdings, Inc. - Class A (b)		7,981	1,843,611
Gen Digital, Inc.		91,151	2,825,681
Microsoft Corp.		24,360	12,357,584
Nebius Group NV (a)(b)		6,400	1,320,448
Oracle Corp.		14,730	2,196,538
Palantir Technologies, Inc. - Class A (b)		18,181	3,388,575
Palo Alto Networks, Inc. (b)		4,828	1,844,924
			27,112,154

Specialty Retail - 0.0% (d)
Home Depot, Inc.		1,162	380,938

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.		42,881	13,586,845
Dell Technologies, Inc. - Class C		4,313	1,966,771
Sandisk Corp. (b)		1,010	1,582,367
Western Digital Corp.		2,275	1,025,001
			18,160,984
TOTAL COMMON STOCKS (Cost $183,557,346)			210,878,379

PURCHASED OPTIONS - 0.4% (b)	Notional Amount	Contracts	Value
Call Options - 0.1% (f)(g)
iShares 20+ Year Treasury Bond ETF, Expiration: 11/20/2026; Exercise Price: $86.00	41,260,000	5,000	260,000
iShares MSCI Brazil ETF, Expiration: 01/15/2027; Exercise Price: $42.00	16,213,500	4,500	564,750
iShares U.S. Medical Devices ETF, Expiration: 10/16/2026; Exercise Price: $55.00	16,491,000	3,000	540,000
KraneShares CSI China Internet ETF
Expiration: 09/25/2026; Exercise Price: $29.00	5,162,000	2,000	31,000
Expiration: 12/18/2026; Exercise Price: $35.00	3,871,500	1,500	26,250
S&P 500 Index, Expiration: 08/31/2026; Exercise Price: $7,730.00	153,722,800	200	600
Total Call Options			1,422,600

Put Options - 0.3% (f)(g)
CBOE Volatility Index
Expiration: 09/16/2026; Exercise Price: $18.00	8,952,000	6,000		1,284,000
Expiration: 09/16/2026; Exercise Price: $19.00	5,968,000	4,000		1,218,000
iShares U.S. Real Estate ETF, Expiration: 09/18/2026; Exercise Price: $102.00	41,052,000	4,000		520,000
Roundhill Magnificent Seven ETF, Expiration: 09/18/2026; Exercise Price: $62.00	27,496,000	4,000		40,000
State Street Energy Select Sector SPDR ETF, Expiration: 01/15/2027; Exercise Price: $55.00	38,376,000	6,000		468,000
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $755.00	230,115,000	3,000		1,246,500
Total Put Options				4,776,500
TOTAL PURCHASED OPTIONS (Cost $6,961,062)				6,199,100

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.5%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (h)		72,113,955		72,113,955
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $72,113,955)				72,113,955

MONEY MARKET FUNDS - 0.1%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (h)		515,064		515,064
TOTAL MONEY MARKET FUNDS (Cost $515,064)				515,064

TOTAL INVESTMENTS - 104.9% (Cost $1,316,445,685)				1,672,695,817
Liabilities in Excess of Other Assets - (4.9)%			(0.04901)	(78,149,927)
TOTAL NET ASSETS - 100.0%				$ 1,594,545,890

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $70,257,169.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $184,240,000.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(f)	100 shares per contract.
(g)	Exchange-traded.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Active Risk Assist Fund
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
iShares 20+ Year Treasury Bond ETF, Expiration: 09/30/2026; Exercise Price: $85.00	$ (41,260,000)	(5,000)	$ (102,500)
iShares MSCI Brazil ETF, Expiration: 10/16/2026; Exercise Price: $40.00	(9,007,500)	(2,500)	(178,750)
iShares U.S. Medical Devices ETF, Expiration: 10/16/2026; Exercise Price: $60.00	(8,245,500)	(1,500)	(48,750)
KraneShares CSI China Internet ETF
Expiration: 09/18/2026; Exercise Price: $29.00	(5,162,000)	(2,000)	(6,000)
Expiration: 12/18/2026; Exercise Price: $40.00	(3,871,500)	(1,500)	(9,000)
Total Call Options			(345,000)

Put Options - (0.3)%
CBOE Volatility Index
Expiration: 09/16/2026; Exercise Price: $16.50	(22,380,000)	(15,000)	(1,402,500)
Expiration: 09/16/2026; Exercise Price: $17.00	(11,936,000)	(8,000)	(1,044,000)
iShares U.S. Real Estate ETF, Expiration: 09/18/2026; Exercise Price: $99.00	(82,104,000)	(8,000)	(280,000)
Roundhill Magnificent Seven ETF, Expiration: 09/18/2026; Exercise Price: $57.00	(27,496,000)	(4,000)	(40,000)
State Street Energy Select Sector SPDR ETF, Expiration: 11/20/2026; Exercise Price: $55.00	(38,376,000)	(6,000)	(240,000)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $745.00	(230,115,000)	(3,000)	(762,000)
Total Put Options			(3,768,500)
TOTAL WRITTEN OPTIONS (Premiums received $4,260,764)			$ (4,113,500)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Active Risk Assist Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 1,382,989,319	$ –	$ –	$ 1,382,989,319
Common Stocks	210,878,379	–	0	210,878,379
Purchased Options	600	6,198,500	–	6,199,100
Investments Purchased with Proceeds from Securities Lending	72,113,955	–	–	72,113,955
Money Market Funds	515,064	–	–	515,064
Total Investments	$ 1,666,497,317	$ 6,198,500	$ 0	$ 1,672,695,817

Liabilities:
Investments:
Written Options	$ –	$ (4,113,500)	$ –	$ (4,113,500)
Total Investments	$ –	$ (4,113,500)	$ –	$ (4,113,500)

Refer to the Schedule of Investments for further disaggregation of investment categories.